Principal Accounting Policies - Contract Balances and Practical Expedients (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2024 CNY (¥)
Accounting Policies [Abstract]
Revenue recognized included in beginning contract liability	¥ 20.3
Election of revenue recognition practical expedient, financing component	true
Fair value practical expedient in ASC Topic 820	true